Simple Agreement For Future Equity - Additional Information (Details) - USD ($)		1 Months Ended
	Sep. 30, 2021	Oct. 31, 2019	Aug. 03, 2022	Aug. 01, 2022	Feb. 28, 2022
Equity [Abstract]
Simple agreement for future equity issued	$ 25,000	$ 25,000
Percentage of conversion price	60.00%	60.00%
Converted common stock under SAFE agreement	5,208
Stock price per share	$ 8		$ 5	$ 5	$ 9
Conversion price	$ 4.8